STOCKHOLDERS' DEFICIENCY (Details Narrative 1) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Share-based compensation		$ 185,000	$ 56,000	$ 536,000	$ 121,000	$ 508,000	$ 220,000
Employee Stock Option [Member]
Class of Stock [Line Items]
Non-vested stock options granted		992,000		$ 992,000		$ 1,340,000
Non-vested stock options granted weighted average period				2 years 9 months 18 days		2 years 7 days
Employee Stock Option [Member] | Director [Member]
Class of Stock [Line Items]
Share-based compensation		$ 0		$ 98,000
Employee Stock Option [Member] | Director [Member] | March Twenty Five Two Thousand Fifteen [Member]
Class of Stock [Line Items]
Options granted	30,000
Options weighted average exercise price	$ 2.57
Employee Stock Option [Member] | Director [Member] | July Eighteen Two Thousand Sixteen [Member]
Class of Stock [Line Items]
Options granted	40,000
Options weighted average exercise price	$ 5.35